Revenue (expenses) by type (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue Expenses

The Company opted to present the consolidated statements of income by function. The table below shows the detailed costs and expenses by nature:

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
As presented as statements of Income:
Revenue	5,071.1	5,859.4	6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Administrative	(182.6)	(179.1)	(164.3)
Selling	(304.2)	(315.9)	(353.4)
Research	(46.1)	(49.2)	(47.6)
Other income (expenses), net	(199.4)	(210.4)	(442.6)
Equity in losses on associates	(0.4)	1,2	(0.3)

Operating profit before financial income	35.3	341.9	213.7

Revenue (expenses) by nature:
Revenue from sales of goods	4,450.5	5,023.6	5,404.7
Revenue from sales of services	676.5	920.6	880.8
Sales deductions and tax on revenue (i)	(55.9)	(84.8)	(81.6)
General manufacturing costs (ii)	(4,031.1)	(4,421.4)	(4,613.6)
Depreciation	(159.2)	(196.5)	(194.5)
Amortization	(112.8)	(146.2)	(173.9)
Personnel expenses	(245.8)	(245.4)	(261.6)
Selling expenses	(42.7)	(53.8)	(83.6)
Provision for penalties	—	(10.1)	(228.0)
Restructuring expenses	—	(6.4)	(117.3)
Miscellaneous	(444.2)	(437.7)	(317.7)

Operating profit before financial income	35.3	341.9	213.7

(i)	Refers to sales taxes and other deductions.
(ii)	Refers to costs of materials, direct labor and general manufacturing expenses.